Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2016, 2015, and 2014, are as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding - beginning of year	2,800	36.84	2,710	36.61	4,237	36.33
Granted	916	9.44	265	43.99	15	56.76
Exercised	—	—	(36)	33.79	(1,528)	36.10
Forfeited / expired	(349)	38.97	(139)	46.80	(14)	28.51
Outstanding - end of year	3,367	29.16	2,800	36.84	2,710	36.61
Exercisable - end of year	2,271	35.89	2,500	36.03	2,508	37.03

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2016, 2015 and 2014, are as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options - beginning of year	300	8.09	202	9.37	389	9.24
Granted	916	3.60	265	7.74	15	11.50
Vested	(118)	8.48	(167)	9.07	(188)	9.30
Forfeited	(2)	3.60	—	—	(14)	9.01
Outstanding non-vested stock options - end of year	1,096	4.30	300	8.09	202	9.37

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2016 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$5.00 – $9.99	914	9.2	9.44	—	0	—
$10.00 – $19.99	188	2.2	11.84	188	2.2	11.84
$20.00 – $24.99	293	3.2	24.42	293	3.2	24.42
$25.00 – $29.99	364	5.2	27.69	364	5.2	27.69
$30.00 – $34.99	117	5.3	34.44	117	5.3	34.44
$35.00 – $39.99	25	1.6	39.99	25	1.6	39.99
$40.00 – $44.99	1,029	3.0	41.33	852	1.9	40.78
$50.00 – $54.99	422	0.2	51.40	422	0.2	51.40
$55.00 – $59.99	15	7.2	56.76	10	7.2	56.76
	3,367	4.61	29.16	2,271	2.49	35.89